Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost

	2025	2024
Right-of-use assets	$519	$516
Lease liabilities, current	$153	$144
Lease liabilities, noncurrent	$348	$379

Other information:
Weighted-average remaining lease term (years)	5.0	5.1
Weighted-average discount rate	3.77%	3.87%

Future Purchase Obligations and Minimum Lease Payments

	2026	2027	2028	2029	2030	Thereafter
Debt repayments	$1,000	$1,382	$2,606	$1,691	$2,565	$6,729
Minimum lease payments	$164	$125	$87	$55	$38	$55

Supplier Finance Program

	2025	2024
Beginning confirmed obligations	$71	$51
Additions	420	392
Settlements	(416)	(372)
Ending confirmed obligations	$75	$71